Insider Trading Arrangements	3 Months Ended
Jan. 31, 2024
Trading Arrangements, by Individual
Rule 10b5-1 Arrangement Adopted	false
Non-Rule 10b5-1 Arrangement Adopted	false
Rule 10b5-1 Arrangement Terminated	false
Non-Rule 10b5-1 Arrangement Terminated	false
Rule 10b5 1 Arr Modified Flag	false
Non Rule 10b5 1 Arr Modified Flag	false